PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents the change in the balance of property, plant and equipment for the year ended December 31, 2025 and 2024:

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2024	$19	$2,055	$553	$393	$378	$3,398
Additions (cash and non-cash)	—	48	75	3	56	182
Dispositions	—	—	(8)	(1)	(30)	(39)
Assets reclassified as held for sale	—	—	(2)	—	—	(2)
Foreign currency translation and other	(2)	(199)	(39)	(35)	(39)	(314)
Balance at December 31, 2024	$17	$1,904	$579	$360	$365	$3,225
Additions (cash and non-cash)	—	25	64	6	54	149
Dispositions (1)	(5)	(1,938)	(495)	(346)	(228)	(3,012)
Assets reclassified as held for sale	(7)	(25)	—	—	—	(32)
Foreign currency translation and other	—	46	20	13	33	112
Balances at December 31, 2025	$5	$12	$168	$33	$224	$442

Accumulated depreciation and impairment
Balance at January 1, 2024	$—	$(242)	(205)	(75)	(133)	(655)
Depreciation and impairment expense	—	(55)	(63)	(16)	(55)	(189)
Dispositions	—	—	3	2	26	31
Assets reclassified as held for sale	—	—	1	—	—	1
Foreign currency translation and other	—	24	19	6	18	67
Balance at December 31, 2024	$—	$(273)	$(245)	$(83)	$(144)	$(745)
Depreciation and impairment expense	—	(23)	(42)	(8)	(56)	(129)
Dispositions (1)	—	285	207	71	73	636
Assets reclassified as held for sale	—	19	—	—	—	19
Foreign currency translation and other	—	(10)	(9)	(2)	(4)	(25)
Balances at December 31, 2025	$—	$(2)	$(89)	$(22)	$(131)	$(244)
Net book value
December 31, 2024	$17	$1,631	$334	$277	$221	$2,480
December 31, 2025	$5	$10	$79	$11	$93	$198
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(1)Includes the deconsolidation of the company’s healthcare services operation. See Note 17(i) for additional information.
The carrying value and depreciation/impairment expense of right-of-use assets as at December 31, 2025 and 2024 are outlined below, by class of underlying asset:

	Year ended December 31, 2025
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$—	$61	$32	$93
Depreciation/impairment expense	—	(28)	(28)	$(56)

	Year ended December 31, 2024
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$1	$190	$30	$221
Depreciation/impairment expense	—	(30)	(25)	$(55)
Lessor
Assets subject to operating leases	—	—	5	$5